Consolidated Balance Sheet (Parenthetical) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Series B Cumulative Redeemable Preferred Stock	Dec. 31, 2012 Series B Cumulative Redeemable Preferred Stock	Dec. 31, 2013 Series C Cumulative Redeemable Preferred Stock	Dec. 31, 2012 Series C Cumulative Redeemable Preferred Stock	Dec. 31, 2013 Series D Cumulative Redeemable Preferred Stock	Dec. 31, 2012 Series D Cumulative Redeemable Preferred Stock
Preferred stock, dividend rate			9.75%	9.75%	8.05%	8.05%	8.375%	8.375%
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	2,463,321	2,463,321	1,347,321	1,347,321	496,000	496,000	620,000	620,000
Preferred stock, shares outstanding	2,463,321	2,463,321	1,347,321	1,347,321	496,000	496,000	620,000	620,000
Preferred stock liquidation preference, per share	$ 25.00	$ 25.00
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	500,000,000
Common stock, shares issued	351,453,495	172,525,645
Common stock, shares outstanding	351,453,495	172,525,645